Share-Based Compensation - Schedule of Restricted Shares Activity (Detail) (Restricted Shares [Member], USD $)	12 Months Ended
Dec. 31, 2013
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning balance
Number of shares, Granted	400,000
Number of shares, Vested
Number of shares, Forfeited
Number of shares, Outstanding, Ending balance	400,000
Number of shares, Expected to vest	400,000
Weighted average grant date fair value, Outstanding, Beginning balance
Weighted average grant date fair value, Granted	$ 12.38
Weighted average grant date fair value, Vested
Weighted average grant date fair value, Forfeited
Weighted average grant date fair value, Outstanding, Ending balance	$ 12.38
Weighted average grant date fair value, Expected to vest	$ 12.38